Document and Entity Information	May 16, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 16, 2023
Entity Registrant Name	SITIO ROYALTIES CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-41585
Entity Tax Identification Number	88-4140242
Entity Address, Address Line One	1401 Lawrence Street
Entity Address, Address Line Two	Suite 1750
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	640-7620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Sitio Royalties Corp. (the “Company”) on May 18, 2023 (the “Original 8-K”). The Original 8-K was filed to report the results of the matters submitted to a vote at the Company’s 2023 Annual Meeting of Stockholders held on May 16, 2023 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding the frequency of future stockholder advisory votes on the compensation of the Company’s named executive officers. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original 8-K, and this Amendment should be read in conjunction with the Original 8-K.
Entity Central Index Key	0001949543
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock
Trading Symbol	STRXW
Security Exchange Name	NONE
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	STR
Security Exchange Name	NYSE